Shareholders' Equity (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Options, beginning balance	272,750	413,087	257,425
Options, granted			240,000
Options, exercised	(78,620)	(132,587)	(82,338)
Options, forfeited	(2,000)	(7,750)	(2,000)
Options, ending balance	192,130	272,750	413,087
Options, exercisable	78,130
Weighted average exercise price, granted			$ 15.28
Weighted average exercise price, exercised	$ 17.19	$ 14.28	$ 3.35
Weighted average exercise price, forfeited	$ 15.28	$ 15.28	$ 15.28
Weighted average grant date fair value, granted			$ 6.54
Weighted average grant date fair value, exercised	$ 7.70	$ 6.61	$ 1.81
Weighted average grant date fair value, forfeited	$ 6.54	$ 6.54	$ 6.54